Events after reporting date	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events after reporting date	39. Events after reporting date
There were no events that could have a material impact on the financial results of the Group after 31 December 2025 up to the date on which the consolidated financial statements for the year ended 31 December 2025 were authorised for issue.